Exhibit 99.1

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	12/20/2017
Collection Period Ended:	11/30/2017
Closing Date:	2/4/2015
Next Payment Date:	1/22/2018
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Note Payment Detail
					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance
A	36159LCR5	1.78267%	475,000,000.00	475,000,000.00	0.00	705,640.21	705,640.21	475,000,000.00
B	36159LCV6	2.13267%	10,000,000.00	10,000,000.00	0.00	17,772.25	17,772.25	10,000,000.00
C	36159LCW4	2.73267%	15,000,000.00	15,000,000.00	0.00	34,158.38	34,158.38	15,000,000.00

Totals			500,000,000.00	500,000,000.00	0.00	757,570.84	757,570.84	500,000,000.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	6,251,260,905.76
New Volume	1,814,046,981.11
Principal Collections	1,608,278,912.32
Default Amount	1,689,051.83
Ending Combined Outstanding Principal Balance	6,455,339,922.72

Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	6,455,339,922.72
Adjustment for charged-off Receivables	13,740,588.51
Aggregate Principal Receivables	6,441,599,334.21

Overconcentrations
Product Line Overconcentrations	17,718,447.82
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	6,041,503.41

Discount Factor	0.00%

Collections	Total	Overconcentrations	Net of Overconcentrations
Principal Collections	1,608,278,912.32	3,414,764.92	1,604,864,147.40
Non Principal Collections	39,735,124.34	110,457.65	39,624,666.69
Total Collections	1,648,014,036.66	3,525,222.56	1,644,488,814.09

Defaults
Default Amount	1,689,051.83	2,458.68	1,686,593.15

Asset Performance
Annualized Yield			7.63%
Monthly Payment Rate			25.77%
Default Rate			0.33%

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	12/20/2017
Collection Period Ended:	11/30/2017
Closing Date:	2/4/2015
Next Payment Date:	1/22/2018
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount	8.45%
Allocation Percentage for Principal Collections	8.45%
Non Principal Collections Allocated to Series	3,348,568.63
Principal Collections Allocated to Series	135,622,534.79
Default Amount Allocated to Series	142,529.22

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series	3,348,568.63
Investment Earnings in Series Accounts	42,247.68
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series	0.00
Available Non Principal Collections Allocated to Series	3,390,816.31

(i)	(A)	Amount to Indenture Trustee	1,500.00
	(B)	Amount to Trustee	0.00
	(C)	Amount to Administrator	306.45
	(D)	Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee	875,000.00
	Unpaid Servicer Advances and interest thereon	0.00

(iii)	Class A Monthly Interest	705,640.21
(iv)	Class B Monthly Interest	17,772.25
(v)	Class C Monthly Interest	34,158.38

(vi)	Investor Default Amount (treated as Available Principal Collections)	142,529.22
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
(viii)	Amount Required to be Deposited into the Reserve Account	0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian	0.00
	Indenture Trustee 0.00 , Trustee 0.00 , Administrator 0.00 , Custodian 0.00

(x)	Amounts otherwise required to be Deposited into the Principal Account	0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount	1,613,909.80

(xii)	(If Early Amortization Period has occurred)	0.00
	Make principal payments, then release to Issuer to make required yield payments on the Principal Overcollateralization Amount

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	12/20/2017
Collection Period Ended:	11/30/2017
Closing Date:	2/4/2015
Next Payment Date:	1/22/2018
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Excess Non Principal Collections for Series 2015-1	1,488,229.17
Excess Non Principal Collections for Series 2015-2	873,004.23
Total Excess Non Principal Collections	2,361,233.40

Non Principal Shortfalls for Series 2015-1	0.00
Non Principal Shortfalls for Series 2015-2	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	2,361,233.40

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	12/20/2017
Collection Period Ended:	11/30/2017
Closing Date:	2/4/2015
Next Payment Date:	1/22/2018
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Application of Available Principal Collections

Revolving Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Available Principal Collections Treated as Shared Principal Collections	0.00

Controlled Accumulation Period
Principal Collections Allocated to Series	135,622,534.79
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	142,529.22
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	39,234,935.99
(i) Monthly Principal Deposited into the Principal Account	175,000,000.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
Series Specific Excess Non-Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	12/20/2017
Collection Period Ended:	11/30/2017
Closing Date:	2/4/2015
Next Payment Date:	1/22/2018
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	85,746,356.13
Aggregate Principal Shortfall for Principal Sharing Series	39,234,935.99

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-1	39,234,935.99
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-2	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	46,511,420.14

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	500,000,000.00
Required Reserve Account Amount	12,500,000.00

Reserve Account Investment Earnings	9,787.17
Beginning Reserve Account Amount	12,500,000.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	12,500,000.00

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	25,000,000.00

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	12/20/2017
Collection Period Ended:	11/30/2017
Closing Date:	2/4/2015
Next Payment Date:	1/22/2018
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		884,751.47
Disbursements		884,751.47
Ending Balance		0.00

Principal Account (Series Level Account)
Principal Account Investment Earnings		32,180.76
Beginning Balance		175,000,000.00
Deposits		175,000,000.00
Disbursements		0.00
Ending Balance		350,000,000.00

Free Equity Amount (Trust Level)
Note Trust Principal Balance		6,441,599,334.21
Note Principal Balance	815,789,473.00
Principal Overcollateralization Amount	40,789,474.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		856,578,947.00
Free Equity Amount		5,585,020,387.21

Minimum Free Equity Percentage		0.00%
Total Overconcentration		23,759,951.23
Minimum Free Equity Amount		23,759,951.23

VFN Activity (Trust Level)
Free Equity Amount before VFN activity		5,585,020,387.21
VFN Optional Amortization Amount		0.00
(VFN Additional Advance Amount)		0.00
Free Equity Amount after VFN activity		5,585,020,387.21

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	12/20/2017
Collection Period Ended:	11/30/2017
Closing Date:	2/4/2015
Next Payment Date:	1/22/2018
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Summary of Allocation of Collections
Total Principal Collections	1,604,864,147.40

Principal Collections Allocated to Series 2015-1	135,622,534.79
Principal Collections Allocated to Series 2015-2	85,656,337.67
Principal Collections Not Allocated to Any Series and Released to Issuer	1,383,585,274.94

Total Non Principal Collections	39,624,666.69

Non Principal Collections Allocated to Series 2015-1	3,348,568.63
Non Principal Collections Allocated to Series 2015-2	2,114,885.45
Non Principal Collections Not Allocated to Any Series and Released to Issuer	34,161,212.61

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	12/20/2017
Collection Period Ended:	11/30/2017
Closing Date:	2/4/2015
Next Payment Date:	1/22/2018
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?	No

(2) Are there any material breaches of pool asset representations and warranties or covenants?	No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?	No

(4) Has the master servicer made any Servicer Advances during the previous collection period?	No

(5) Has an Early Amortization Event occurred?	No

(6) Has the Monthly Payment Rate trigger been met?	No

Current Month's Monthly Payment Rate	25.77%
Prior Month's Monthly Payment Rate	28.90%
Second Prior Month's Monthly Payment Rate	30.18%
3 Month Average Monthly Payment Rate	28.28%

(7) Has the Default Rate trigger been met?		No

Current Month's Default Rate	0.33%
Prior Month's Default Rate	0.04%
Second Prior Month's Default Rate	0.12%
3 Month Average Default Rate	0.16%

(8) Is Reserve Account balance less than Reserve Account trigger?		No

Reserve Account balance	12,500,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	500,000,000.00
Reserve Account trigger	11,250,000.00

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more preceding consecutive monthly determination dates?	No

Current Month	0.32%

(10) Have any new series been issued during the related monthly collection period?	No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?	No

Number of accounts added / removed : 0
Outstanding balance of Principal Receivables in such added / (removed) accounts as of the date of such addition / removal: 0

Wells Fargo Dealer Floorplan Master Note Trust

2015-1

Payment Date:	12/20/2017
Collection Period Ended:	11/30/2017
Closing Date:	2/4/2015
Next Payment Date:	1/22/2018
Expected Principal Payment Date:	1/22/2018
Final Maturity Date:	1/20/2020

Delinquency

	Count of	Amount	Percentage of Total	Percentage of Total
Days Outstanding	Accounts	(Dollars in Millions)	Receivables Outstanding	Accounts Outstanding
30-59	232	4.6	0.07%	1.19%
60-89	91	1.8	0.03%	0.47%
90-119	41	1.0	0.02%	0.21%
120-149	34	1.1	0.02%	0.17%
150-179	15	0.3	0.00%	0.08%
180+	38	1.4	0.02%	0.19%
*Total	451	10.3	0.16%	2.31%

*Figures may not foot due to rounding

IN WITNESS WHEREOF, the undersigned has duly executed this monthly Noteholder's Statement as of the _____ day of _____________ , _________ .

Wells Fargo Bank, N.A.

as Master Servicer

BY:

NAME: Ashka Patel

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